Note 3 - Mergers and Acquisitions (Details) - Purchase Price Allocation $ in Thousands	Dec. 31, 2014 USD ($)
Tiger [Member]
Note 3 - Mergers and Acquisitions (Details) - Purchase Price Allocation [Line Items]
Current assets	$ 3,851
Property and equipment	8,176
Goodwill	14,671
Other intangible assets	17,340
Total assets acquired	44,038
Current liabilities	1,223
Deferred income taxes	8,556
Other liabilities	1,015
Total liabilites assumed	10,794
Net assets acquired	33,244
Casedhole Solutions [Member]
Note 3 - Mergers and Acquisitions (Details) - Purchase Price Allocation [Line Items]
Current assets	49,619
Property and equipment	73,204
Goodwill	131,455
Other intangible assets	105,600
Other assets	1,459
Total assets acquired	361,337
Current liabilities	23,081
Capital lease obligations	4,895
Deferred income taxes	52,602
Total liabilites assumed	80,578
Net assets acquired	$ 280,759